Trade Receivables	12 Months Ended
Dec. 31, 2023
Trade and other current receivables [abstract]
Trade Receivables
Note 6:	Trade Receivables

	December 31
	2023	2022

Vericel (Note 18b)	236	7,500
BARDA (Note 18a)	1,245	701
MTEC (Note 18c)	617	362
Other trade receivables	1,608	771
Less provision for impairment	(6)	(2)

	3,700	9,332